Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Reported Total Compensation CEO[1]	Total Compensation Actually Paid CEO[1,2]	Average Reported Total Compensation Non-CEO NEOs[3]	Average Total Compensation Actually Paid Non-CEO NEOs[2,3]	Sierra Bancorp TSR	Peer Group TSR[4]	Net Income ('000s)	Return on Average Equity (%)
2022	$1,416,620	$1,142,299	$785,401	$623,794	$94.14	$116.69	$33,659	10.66%
2021	1,297,509	1,410,330	801,651	857,294	115.63	132.36	43,012	12.05%
2020	1,735,320	1,818,743	1,053,152	1,097,658	98.37	95.08	35,444	10.80%
2019	1,062,841	1,200,478	629,594	614,036	115.32	104.69	35,961	12.23%
2018	949,875	984,927	590,714	505,731	92.56	83.44	29,677	11.37%

1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2018-2022) included in the table.
2	For each of the Named Executive Officers for each year disclosed a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2019, 2020, 2021, 2022 and 2023 Proxy Statements. 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson. 2019 Average Compensation includes compensation of Ken Taylor, Mike Olague, Matt Macia and James Gardunio. 2018 Average Compensation includes compensation of Ken Taylor, Mike Olague and James Gardunio.
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2022.

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote [Text Block]
1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2018-2022) included in the table.
2	For each of the Named Executive Officers for each year disclosed a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2019, 2020, 2021, 2022 and 2023 Proxy Statements. 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson. 2019 Average Compensation includes compensation of Ken Taylor, Mike Olague, Matt Macia and James Gardunio. 2018 Average Compensation includes compensation of Ken Taylor, Mike Olague and James Gardunio.

Peer Group Issuers, Footnote [Text Block]
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2022.

PEO Total Compensation Amount	$ 1,416,620	$ 1,297,509	$ 1,735,320	$ 1,062,841	$ 949,875
PEO Actually Paid Compensation Amount	$ 1,142,299	1,410,330	1,818,743	1,200,478	984,927
Adjustment To PEO Compensation, Footnote [Text Block]

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Company’s CEO for 2018 through 2022.

CEO	2022	2021	2020	2019	2018
Reported Total Compensation	$1,416,620	$1,297,509	$1,735,320	$1,062,841	$949,875
Reported Equity Compensation (-)	(249,998)	(124,990)	(623,630)	(33,131)	(29,700)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	249,060	124,944	797,325	19,100	900
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	(216,997)	127,833	(83,168)	154,087	67,966
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(37,873)	1,333	8,200	10,250	6,950
Reported Changes in Pension Value (-)	(40,561)	(37,141)	(32,161)	(29,344)	(26,746)
Service Cost for Pension Plan (+)	22,048	20,841	16,857	16,675	15,681
Compensation Actually Paid	1,142,299	1,410,330	1,818,743	1,200,478	984,927

Non-PEO NEO Average Total Compensation Amount	$ 785,401	801,651	1,053,152	629,594	590,714
Non-PEO NEO Average Compensation Actually Paid Amount	$ 623,794	857,294	1,097,658	614,036	505,731
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Average Non-CEO NEO for 2018 through 2022.

Non-CEO NEOs	2022	2021	2020	2019	2018
Reported Total Compensation	$785,401	$801,651	$1,053,152	$629,594	$590,714
Reported Equity Compensation (-)	(149,965)	(174,960)	(459,087)	(55,644)	(29,700)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	149,402	182,244	531,550	41,738	900
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	(135,239)	47,691	(36,157)	3,202	(49,243)
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(25,805)	667	8,200	7,687	6,950
Reported Changes in Pension Value (-)	-	-	-	(39,079)	(47,166)
Service Cost for Pension Plan (+)	-	-	-	26,538	33,275
Compensation Actually Paid	623,794	857,294	1,097,658	614,036	505,731

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2017 the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2022. However, the TSR on the theoretical investment in the Company’s common stock out-performed that of the peer group over the initial three years, before underperforming the peer group TSR in the final two years of the five-year time-horizon. Management speculates that the outperformance of the Company’s TSR in the initial three-year period may reflect the value investors placed on the Company’s growth in earnings and overall profitability in addition to balance sheet growth in the years leading up to December 31, 2020. Management speculates that the underperformance of the Company’s TSR in 2021 and 2022 is a result of volatility in loan growth and an increase in charge-offs and related provision for credit losses and an increase to the level of non-performing loans in 2022 as a result of the deterioration of a single credit relationship.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers is limited to the Company’s Cash Incentive Plan and Performance Based Restricted Stock, which have no direct link to the Company’s TSR but are indirectly linked to TSR as they are dependent upon financial performance. However, due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. Additionally, in 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle, also had unexercised stock options outstanding as of December 31, 2022, as a result of option awards made in 2020 and earlier.  Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

Between 2018 and 2019, CAP to the Company’s CEO and Other NEOs increased, largely as a result of hitting established performance targets and improved TSR experienced by the Company’s common stock in 2019, and the resulting increase in value of unexercised options. In 2020, CAP to both the Company’s CEO and other NEOs increased relative to 2019, despite a negative TSR recognized in 2020.  The 2020 increase in CAP despite the negative TSR was a reflection of the Company’s transition from stock options to restricted stock as its primary equity-based compensation vehicle.  Upon this transition, the Company provided initial grants for both retention as well as to better align executive interests with those of shareholders.  These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period.  The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020 although following Mr. Boyle’s hiring in December 2020, he was awarded a restricted stock grant of similar size in March 2021 as the other NEOs received in August 2020.  The decline in CAP in

2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR. As noted above, the Company’s TSR in 2022 underperformed the Peer Group, but in general, valuations of the common stock of publicly traded Banks declined in 2022.  The decline in the valuations of bank stocks in 2022 reflected the uncertain economic environment characterized by the general increase in interest rates and the inversion of the yield curve.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph illustrates the level of the Company’s net income over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s Net Income. As noted above, CAP of the Company’s NEOs is influenced by the valuation of the Company’s common stock, as a result of each Named Executive Officer having a substantial amount of unvested restricted stock outstanding in addition to unexercised stock options at any point in time. Additionally, the Company has two established mechanisms for compensating executives based on the Company’s financial performance: (i) the cash incentive plan and (ii) performance-based restricted stock grants.  The Company’s bonuses paid in March 2023 tied to the 2022 Cash Incentive Plan were tied to established goals for Net Income (70% weighting) Community Reinvestment Act Rating (10% weighting), Return on Average Equity relative to peer (10% weighting) and Return on Average Assets relative to peer (10% weighting). Historically, there has been a strong weighting assigned to the achievement of targeted net income in the payment of bonuses under the cash incentive plan for any given year. Vesting in shares of performance-based restricted stock is based on the Company’s Return on Average Equity relative to peer levels, which is heavily influenced by net income.

CAP to the CEO and other NEOs grew in 2019, directionally consistent with growth in income, but this growth in CAP was more of  result in the improved valuation of the Company’s common stock as of December 31, 2019 relative to December 31, 2018 than it was a result of growth in net income. CAP of the CEO and other NEOs grew in 2020, despite a slight decline in net income.  As noted above the growth in 2020 CAP was primarily a result of the significant restricted stock awards made to the NEOs in August of 2020, as the Company moved from stock options to restricted stock to better align interests of executives with those of shareholders. The decline in CAP in 2021 to the CEO and to other NEOs, relative to 2020, despite record earnings in 2021, was a result of a decline in the size of the restricted stock grants made in 2021, relative to 2020 as outlined earlier.  The decline in CAP in 2022 to both the CEO and the other NEOs was primarily a result of a decline in the value of the Company’s common stock as reflected in the TSR for 2022, this decline in the TSR during 2022 was impacted by broad economic conditions but may have also been influenced by a decline in the Company’s earnings, primarily as  result of charge-offs and requisite provision expense resulting from the deterioration of a single loan relationship.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph illustrates the level of the Company’s ROAE over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s ROAE.  As noted above the fluctuations in the CAP between 2018 and 2022 are largely a result of the valuation of the Company’s common stock as reflected in the TSR, with the spike in 2020 a result of a significant grant of restricted stock in August 2020.  However, Management does see a relationship between stock performance and financial performance as reflected in ROAE and maintains that as a result a relationship, albeit indirect, exists between ROAE and CAP.

The increase in CAP in 2019 was directionally consistent with the growth in ROAE we reported in 2019. While the growth in CAP was more attributable to the improved valuation of the Company’s common stock as of December 31, 2019 compared to December 31, 2018 that valuation may have been influenced by positive investor sentiment following the improvement in reported ROAE during 2019.  During 2020, the Company’s ROAE declined relative to 2019 primarily due to increased provision expense following the onset of the COVID-19 pandemic. The growth in loan balances in 2020 and the related increase to net interest income were not enough to offset the increased provision expense brought about by COVID and 2020 ROAE declined relative to 2019. However, due to the significant initial grant of restricted stock awards made in 2020, as described above to better align executive’s interests with those of shareholders, growth in CAP did not correlate with the decline in ROAE.  As economic conditions improved in 2021 and we saw continued strength in the credit of our loan portfolio we released reserves, which benefited earnings and ROAE.  At the same time, the valuation of the Company’s stock improved, which influenced CAP. This improved valuation may have been influenced by the Company’s profitability as reflected in the growth in ROAE, but may have also reflected broad investor sentiment due to relatively stable economic conditions.  The decline in CAP in 2022 reflects the deterioration in the value of the Company’s stock, which was likely the result of various investor concerns, including; the prospect of reduced future earnings following a series of accelerated Federal Reserve rate hikes in response to historically high inflation levels and the impact of the deterioration of a single significant loan relationship on the Company’s asset quality and earnings.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2017 the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2022. However, the TSR on the theoretical investment in the Company’s common stock out-performed that of the peer group over the initial three years, before underperforming the peer group TSR in the final two years of the five-year time-horizon. Management speculates that the outperformance of the Company’s TSR in the initial three-year period may reflect the value investors placed on the Company’s growth in earnings and overall profitability in addition to balance sheet growth in the years leading up to December 31, 2020. Management speculates that the underperformance of the Company’s TSR in 2021 and 2022 is a result of volatility in loan growth and an increase in charge-offs and related provision for credit losses and an increase to the level of non-performing loans in 2022 as a result of the deterioration of a single credit relationship.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers is limited to the Company’s Cash Incentive Plan and Performance Based Restricted Stock, which have no direct link to the Company’s TSR but are indirectly linked to TSR as they are dependent upon financial performance. However, due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. Additionally, in 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle, also had unexercised stock options outstanding as of December 31, 2022, as a result of option awards made in 2020 and earlier.  Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

Between 2018 and 2019, CAP to the Company’s CEO and Other NEOs increased, largely as a result of hitting established performance targets and improved TSR experienced by the Company’s common stock in 2019, and the resulting increase in value of unexercised options. In 2020, CAP to both the Company’s CEO and other NEOs increased relative to 2019, despite a negative TSR recognized in 2020.  The 2020 increase in CAP despite the negative TSR was a reflection of the Company’s transition from stock options to restricted stock as its primary equity-based compensation vehicle.  Upon this transition, the Company provided initial grants for both retention as well as to better align executive interests with those of shareholders.  These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period.  The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020 although following Mr. Boyle’s hiring in December 2020, he was awarded a restricted stock grant of similar size in March 2021 as the other NEOs received in August 2020.  The decline in CAP in

2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR. As noted above, the Company’s TSR in 2022 underperformed the Peer Group, but in general, valuations of the common stock of publicly traded Banks declined in 2022.  The decline in the valuations of bank stocks in 2022 reflected the uncertain economic environment characterized by the general increase in interest rates and the inversion of the yield curve.

Tabular List [Table Text Block]

The most important metrics impacting 2022 Compensation Actually Paid to the Company’s Named Executive Officers is detailed in the following table.

Most Important Financial and Non-Financial Measures Impacting Executive Compensation Actually Paid in 2022
Net Income
Community Reinvestment Act Compliance Rating
Return on Average Assets
Return on Average Equity

Total Shareholder Return Amount	$ 94.14	115.63	98.37	115.32	92.56
Peer Group Total Shareholder Return Amount	116.69	132.36	95.08	104.69	83.44
Net Income (Loss)	$ 33,659,000	$ 43,012,000	$ 35,444,000	$ 35,961,000	$ 29,677,000
Company Selected Measure Amount | item	10.66	12.05	10.80	12.23	11.37
PEO Name	Kevin McPhaill
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Community Reinvestment Act Compliance Rating
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity
PEO [Member] | Reported Equity Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (249,998)	$ (124,990)	$ (623,630)	$ (33,131)	$ (29,700)
PEO [Member] | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	249,060	124,944	797,325	19,100	900
PEO [Member] | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,997)	127,833	(83,168)	154,087	67,966
PEO [Member] | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,873)	1,333	8,200	10,250	6,950
PEO [Member] | Reported Changes in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,561)	(37,141)	(32,161)	(29,344)	(26,746)
PEO [Member] | Service Cost for Pension Plan
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,048	20,841	16,857	16,675	15,681
Non-PEO NEO [Member] | Reported Equity Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(149,965)	(174,960)	(459,087)	(55,644)	(29,700)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,402	182,244	531,550	41,738	900
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(135,239)	47,691	(36,157)	3,202	(49,243)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (25,805)	$ 667	$ 8,200	7,687	6,950
Non-PEO NEO [Member] | Reported Changes in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(39,079)	(47,166)
Non-PEO NEO [Member] | Service Cost for Pension Plan
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 26,538	$ 33,275